Note 10 - Summary of Stock Options (Details) - Summary of Option Activity Under All Plans (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Summary of Option Activity Under All Plans [Abstract]
Shares available for grant	2,294,534	363,413
Number of shares	$ 1.02	$ 2.94
Weighted average exercise price	9 years 244 days	8 years 292 days
Options granted	1,901,476
Options granted	$ 0.60
Options assumed from PLC	68,238
Options assumed from PLC	$ 10.24
Options canceled	(38,593)
Options canceled	$ 1.75